FINANCIAL INSTRUMENTS (Details 2) ¥ in Thousands, $ in Thousands	Jun. 30, 2023 USD ($)	Jun. 30, 2023 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
IfrsStatementLineItems [Line Items]
Carrying amount	$ 9,996	¥ 72,500		¥ 74,000
Fair value	10,532	76,396		77,636
Loans And Borrowings [Member]
IfrsStatementLineItems [Line Items]
Carrying amount	9,996	72,500	$ 10,728	74,000	¥ 77,000
Fair value	$ 10,532	¥ 76,396	$ 11,255	¥ 77,636	¥ 79,003